Impairment of long-lived assets (Details 1) - Cerro Pasco [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Carrying amount prior to impairment reversal	$ 192,110
Impairment reversal	79,529
Carrying amount after impairment reversal	271,640
Other Net Liability [Member]
IfrsStatementLineItems [Line Items]
Carrying amount prior to impairment reversal	(100,379)
Carrying amount after impairment reversal	(100,379)
Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Carrying amount prior to impairment reversal	167,913
Impairment reversal	48,272
Carrying amount after impairment reversal	216,185
Property Plant And Equipments [Member]
IfrsStatementLineItems [Line Items]
Carrying amount prior to impairment reversal	124,576
Impairment reversal	31,258
Carrying amount after impairment reversal	$ 155,834